Financial Instruments and Risk Management (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of classified as financial assets and liabilities [Table Text Block]
	As at September 30, 2024			As at March 31, 2024

Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$7,241	$-	$-	$9,678	$-
Digital currencies	-	165,177	-	-	161,645	-
Investments	22,858	-	1,588	5,356	-	1,618
	$22,858	$172,418	$1,588	$5,356	$171,323	$1,618

Liabilities
Convertible loan -derivative component	$-	$-	$32	$-	$-	$120
	$-	$-	$32	$-	$-	$120

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
	Fair value at			Change	Fair Value at,
Level 3 Continuity	March 31, 2024	Additions	Disposals	in fair value	September 30, 2024
Assets
Investments	$1,618	$-	$-	$(30)	$1,588
	$1,618	$-	$-	$(30)	$1,588
Liabilities
Convertible loan -derivative component	$120	$-	$-	$(88)	$32
	$120	$-	$-	$(88)	$32

Schedule of liquidity risk [Table Text Block]
	Contractual cash flows	within 1 year	1 to 3 years	3 to 5 years	5+ years
Accounts payable	$17,550	$17,550	$-	$-	$-
Term loan	4,631	4,631	-	-	-
Convertible loan	4,063	3,216	847	-	-
Lease commitments	8,398	3,244	4,375	779	-
Loans payable and interest	14,578	1,427	4,015	2,499	6,637
Total	$49,220	$30,068	$9,237	$3,278	$6,637

Schedule of effect of changes in foreign exchange rates [Table Text Block]
	Net Monetary Position September 30, 2024 (USD$ equivalent) ($)	Impact of 10% variance in foreign exchange rate (in foreign currency) ($)
US Dollars	(3,651)	332
Canadian Dollars	214	14
Euro Dollars	38	4
Swiss Francs	78	8
Swedish Krona	(493)	4
Icelandic Krona	827	1